FINANCIAL RISK MANAGEMENT (Investments in Financial Assets - Credit Risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,846,013	$ 1,653,355
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,186,420	1,975,490
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,025,207	576,784
Deposit certificates and investment funds
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	844,428	204,802
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	129,798	323,386
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	50,981	48,596
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,160,230	1,395,853
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	928,419	651,633
U.S. government and corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	231,811	744,220
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 983	$ 2,853